Finance Lease Liabilities (Details) - Schedule of Finance Lease Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Operating Lease Liabilities [Abstract]
Current portion	$ 53,055	$ 108,597
Non-current portion	203,127	218,996
Finance lease liabilities	$ 256,182	$ 327,593